Note 7 - Asset Retirement Obligations (Details) (USD $)	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013		Dec. 31, 2012
Note 7 - Asset Retirement Obligations (Details) [Line Items]
Asset Retirement Obligations Including Asset Held for Sale, Current			$ 100,100	[1]			$ 100,100	[1]
	1,030,674	[2]	1,019,148	[3]	846,033	[2]	822,286	[3]
Asset Retirement Obligation, Current	100,100	[4]			100,100	[4]	100,100
Asset Retirement Obligations, Noncurrent	857,574		797,786				822,286
Assets Held-for-sale [Member]
Note 7 - Asset Retirement Obligations (Details) [Line Items]
Asset Retirement Obligations Including Asset Held for Sale, Current			100,000
			221,000
Asset Retirement Obligation, Current	100,000				100,000
Asset Retirement Obligations, Noncurrent	$ 173,000				$ 222,000

[1]	The total current portion of asset retirement obligation of $100 thousand at December 31, 2013, is associated with assets held for sale.
[2]	The non-current portion of asset retirement obligation at March 31, 2014 and March 31, 2013, includes $173 thousand and $222 thousand, respectively, associated with assets held for sale.
[3]	The non-current portion of asset retirement obligation at December 31, 2013, includes $221 thousand associated with assets held for sale.
[4]	The total current portion of asset retirement obligation of $100 thousand at March 31, 2014 and 2013 is associated with assets held for sale.